Intangible assets (Tables)	12 Months Ended
Jun. 30, 2023
Intangible assets
Schedule of Intangible assets

Software
Cost:	RMB’000
At July 1, 2021	107,583
Purchases	3,922
Disposals	(24)
Exchange adjustments	(63)
At June 30, 2022	111,418
Purchases	2,450
Exchange adjustments	(61)
At June 30, 2023	113,807
Accumulated amortization:
At July 1, 2021	(46,237)
Charge for the year	(21,400)
Written off on disposal	2
Exchange adjustments	20
At June 30, 2022	(67,615)
Charge for the year	(20,175)
Exchange adjustments	(7)
At June 30, 2023	(87,797)
Impairment:
At July 1, 2021	(341)
Charge for the year	(423)
Exchange adjustments	27
At June 30, 2022	(737)
Exchange adjustments	4
At June 30, 2023	(733)
Net book value:
At June 30, 2022	43,066
At June 30, 2023	25,277